UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2013

*	This Form N-CSR pertains to the following series of the Registrant: MFS Equity Opportunities Fund. The remaining series of the Registrant, MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund and MFS Lifetime 2055 Fund, each has a fiscal year end of April 30.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2013

MFS® EQUITY OPPORTUNITIES FUND

MSR-SEM

MFS® EQUITY OPPORTUNITIES FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2013 has unfolded, we have seen global growth prospects decline, while U.S. and global equities march forward. Meanwhile, historically very low yields and a broadly sideways market have produced slim bond market returns. The big stories thus far this year are Japan’s aggressive stimulus, which appears to be eliciting its desired response among consumers and businesses, and the eurozone’s debt-driven doldrums. Meanwhile, the two economic giants, China and the United States, keep chugging along deliberately, albeit at historically moderate rates of growth.

The U.S. housing recovery has coincided with a pickup in auto sales and a lift in job creation, but the U.S. sequestration’s cuts are having the effect of a driver applying the brakes at the same time as the accelerator. The result is slower than desirable growth. China, similarly, keeps moving forward, but at a slower than normal pace, held back by the eurozone recession, slower global growth, and by the new government’s efforts to shift its enormous economy to more of a consumer focus. The eurozone continues to struggle with persistent record-high unemployment and 21 straight months of manufacturing contraction. The European Central Bank’s recent interest rate cut could help, but this region will require much needed, though politically difficult, structural reforms to climb out of its deep funk.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Delphi Automotive PLC	3.5%
Discover Financial Services	3.4%
FleetCor Technologies, Inc.	3.3%
Copa Holdings S.A., “A”	3.2%
Kroger Co.	2.7%
Pfizer, Inc.	2.7%
Hanesbrands, Inc.	2.7%
Everest Re Group Ltd.	2.6%
Comcast Corp., “Special A”	2.6%
AmerisourceBergen Corp.	2.5%

Equity sectors
Financial Services	16.5%
Retailing	12.7%
Health Care	9.6%
Technology	9.2%
Utilities & Communications	9.1%
Autos & Housing	7.7%
Leisure	7.6%
Energy	6.2%
Transportation	5.6%
Special Products & Services	5.4%
Industrial Goods & Services	4.6%
Basic Materials	2.5%
Consumer Staples	2.1%

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2012 through April 30, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Expenses Paid During Period (p) 11/01/12-4/30/13
A	Actual	1.31%	$1,000.00	$1,166.02	$7.04
	Hypothetical (h)	1.31%	$1,000.00	$1,018.30	$6.56
B	Actual	2.06%	$1,000.00	$1,161.97	$11.04
	Hypothetical (h)	2.06%	$1,000.00	$1,014.58	$10.29
C	Actual	2.06%	$1,000.00	$1,161.79	$11.04
	Hypothetical (h)	2.06%	$1,000.00	$1,014.58	$10.29
I	Actual	1.06%	$1,000.00	$1,167.45	$5.70
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31
R1	Actual	2.06%	$1,000.00	$1,161.49	$11.04
	Hypothetical (h)	2.06%	$1,000.00	$1,014.58	$10.29
R2	Actual	1.56%	$1,000.00	$1,164.80	$8.37
	Hypothetical (h)	1.56%	$1,000.00	$1,017.06	$7.80
R3	Actual	1.31%	$1,000.00	$1,166.06	$7.04
	Hypothetical (h)	1.31%	$1,000.00	$1,018.30	$6.56
R4	Actual	1.06%	$1,000.00	$1,167.48	$5.70
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31
R5	Actual	0.98%	$1,000.00	$1,168.64	$5.27
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%
Issuer	Shares/Par	Value ($)
Airlines - 3.2%
Copa Holdings S.A., “A”	44,000	$5,525,515

Apparel Manufacturers - 5.1%
Hanesbrands, Inc.	92,090	$4,619,234
Michael Kors Holdings Ltd. (a)	73,720	4,197,617

		$8,816,851
Automotive - 7.7%
Delphi Automotive PLC	131,870	$6,093,713
General Motors Co. (a)	103,500	3,191,940
TRW Automotive Holdings Corp. (a)	66,530	3,996,457

		$13,282,110
Biotechnology - 2.3%
Celgene Corp. (a)	33,630	$3,970,694

Business Services - 3.3%
FleetCor Technologies, Inc. (a)	74,610	$5,737,509

Cable TV - 5.1%
Comcast Corp., “Special A”	111,880	$4,395,765
Time Warner Cable, Inc.	45,540	4,275,751

		$8,671,516
Computer Software - 4.6%
CommVault Systems, Inc. (a)	55,120	$4,053,525
Symantec Corp. (a)	160,620	3,903,066

		$7,956,591
Computer Software - Systems - 2.2%
Hewlett-Packard Co.	183,850	$3,787,310

Consumer Services - 2.1%
Grand Canyon Education, Inc. (a)	143,180	$3,661,113

Containers - 2.5%
Packaging Corp. of America	90,170	$4,288,485

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - 4.0%
Marathon Petroleum Corp.	44,180	$3,461,945
Valero Energy Corp.	86,290	3,479,213

		$6,941,158
Energy - Integrated - 2.2%
Chevron Corp.	30,850	$3,764,009

Food & Drug Stores - 5.2%
CVS Caremark Corp.	72,000	$4,188,960
Kroger Co.	137,120	4,714,186

		$8,903,146
General Merchandise - 2.4%
Macy’s, Inc.	93,700	$4,179,020

Health Maintenance Organizations - 2.0%
UnitedHealth Group, Inc.	57,800	$3,463,954

Insurance - 6.4%
Everest Re Group Ltd.	32,920	$4,443,871
MetLife, Inc.	71,780	2,798,702
Validus Holdings Ltd.	95,160	3,674,128

		$10,916,701
Internet - 2.4%
Shutterfly, Inc. (a)	92,420	$4,115,463

Machinery & Tools - 4.6%
Allison Transmission Holdings, Inc.	179,250	$4,088,693
Regal Beloit Corp.	48,710	3,829,580

		$7,918,273
Major Banks - 6.7%
Goldman Sachs Group, Inc.	27,950	$4,082,657
JPMorgan Chase & Co.	72,620	3,559,106
Morgan Stanley	173,470	3,842,361

		$11,484,124
Medical & Health Technology & Services - 2.6%
AmerisourceBergen Corp.	80,850	$4,375,602

Other Banks & Diversified Financials - 3.4%
Discover Financial Services	134,650	$5,889,591

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 2.7%
Pfizer, Inc.	160,850	$4,675,910

Printing & Publishing - 2.5%
Moody’s Corp.	70,090	$4,264,977

Telephone Services - 2.0%
Frontier Communications Corp. (l)	827,130	$3,440,861

Tobacco - 2.1%
Lorillard, Inc.	85,710	$3,676,102

Trucking - 2.4%
Swift Transportation Co. (a)	293,672	$4,117,281

Utilities - Electric Power - 7.1%
AES Corp.	257,630	$3,570,752
Edison International	78,800	4,239,440
NRG Energy, Inc.	156,360	4,357,753

		$12,167,945
Total Common Stocks (Identified Cost, $143,547,117)		$169,991,811

Collateral for Securities Loaned - 1.5%
Navigator Securities Lending Prime Portfolio, 0.18%, at Cost and Net Asset Value (j)	2,554,441	$2,554,441

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	1,585,122	$1,585,122
Total Investments (Identified Cost, $147,686,680)		$174,131,374

Other Assets, Less Liabilities - (1.2)%		(2,092,592)
Net Assets - 100.0%		$172,038,782

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $146,101,558)	$172,546,252
Underlying affiliated funds, at cost and value	1,585,122
Total investments, at value, including $2,500,347 of securities on loan (identified cost, $147,686,680)	$174,131,374
Receivables for
Fund shares sold	622,920
Interest and dividends	59,862
Other assets	47,531
Total assets	$174,861,687
Liabilities
Payable for fund shares reacquired	$109,896
Collateral for securities loaned, at value	2,554,441
Payable to affiliates
Investment adviser	7,117
Shareholder servicing costs	113,907
Distribution and service fees	3,788
Payable for independent Trustees’ compensation	839
Accrued expenses and other liabilities	32,917
Total liabilities	$2,822,905
Net assets	$172,038,782
Net assets consist of
Paid-in capital	$243,103,867
Unrealized appreciation (depreciation) on investments	26,444,694
Accumulated net realized gain (loss) on investments	(97,962,462)
Undistributed net investment income	452,683
Net assets	$172,038,782
Shares of beneficial interest outstanding	7,917,443

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$100,903,909	4,611,245	$21.88
Class B	10,676,198	502,119	21.26
Class C	33,405,429	1,569,678	21.28
Class I	18,737,177	854,720	21.92
Class R1	162,220	7,647	21.21
Class R2	140,738	6,576	21.40
Class R3	341,066	15,615	21.84
Class R4	7,543,470	344,066	21.92
Class R5	128,575	5,777	22.26

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.21 [100 / 94.25 x $21.88]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$2,234,390
Interest	14,885
Dividends from underlying affiliated funds	940
Total investment income	$2,250,215
Expenses
Management fee	$579,628
Distribution and service fees	320,127
Shareholder servicing costs	112,489
Administrative services fee	15,292
Independent Trustees’ compensation	2,545
Custodian fee	11,799
Shareholder communications	14,095
Audit and tax fees	21,796
Legal fees	1,098
Miscellaneous	66,012
Total expenses	$1,144,881
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(278)
Net expenses	$1,144,600
Net investment income	$1,105,615
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$9,032,787
Change in unrealized appreciation (depreciation) on investments	$13,980,489
Net realized and unrealized gain (loss) on investments	$23,013,276
Change in net assets from operations	$24,118,891

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/13 (unaudited)	Year ended 10/31/12
From operations
Net investment income	$1,105,615	$938,346
Net realized gain (loss) on investments	9,032,787	11,140,575
Net unrealized gain (loss) on investments	13,980,489	9,161,607
Change in net assets from operations	$24,118,891	$21,240,528
Distributions declared to shareholders
From net investment income	$(1,500,015)	$(1,580,018)
Change in net assets from fund share transactions	$85,110	$(22,800,355)
Total change in net assets	$22,703,986	$(3,139,845)
Net assets
At beginning of period	149,334,796	152,474,641
At end of period (including undistributed net investment income of $452,683 and $847,083, respectively)	$172,038,782	$149,334,796

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$18.99		$16.66	$16.01	$12.62	$12.40	$20.02
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.14	$0.21	$0.08	$0.04	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.96		2.40	0.57	3.34	0.18	(7.64)
Total from investment operations	$3.12		$2.54	$0.78	$3.42	$0.22	$(7.62)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.21)	$(0.13)	$(0.03)	$—	$—
Net asset value, end of period (x)	$21.88		$18.99	$16.66	$16.01	$12.62	$12.40
Total return (%) (r)(s)(t)(x)	16.60	(n)	15.50	4.88	27.15	1.77	(38.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.34	1.32	1.37	1.41	1.38
Expenses after expense reductions (f)	1.31	(a)	1.34	1.32	1.37	1.39	1.38
Net investment income	1.59	(a)	0.80	1.23	0.59	0.34	0.13
Portfolio turnover	66	(n)	123	154	191	211	196
Net assets at end of period (000 omitted)	$100,904		$87,130	$91,778	$90,409	$137,360	$236,816

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$18.38		$16.12	$15.50	$12.28	$12.16	$19.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.01	$0.08	$(0.02)	$(0.04)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	2.88		2.32	0.56	3.24	0.16	(7.50)
Total from investment operations	$2.96		$2.33	$0.64	$3.22	$0.12	$(7.59)
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.07)	$(0.02)	$—	$—	$—
Net asset value, end of period (x)	$21.26		$18.38	$16.12	$15.50	$12.28	$12.16
Total return (%) (r)(s)(t)(x)	16.20	(n)	14.56	4.14	26.22	0.99	(38.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.09	2.07	2.12	2.12	2.03
Expenses after expense reductions (f)	2.06	(a)	2.09	2.07	2.12	2.10	2.03
Net investment income (loss)	0.88	(a)	0.05	0.51	(0.16)	(0.39)	(0.53)
Portfolio turnover	66	(n)	123	154	191	211	196
Net assets at end of period (000 omitted)	$10,676		$10,056	$10,419	$11,825	$12,028	$15,029

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$18.40		$16.13	$15.51	$12.29	$12.16	$19.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.01	$0.08	$(0.02)	$(0.04)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	2.88		2.34	0.55	3.24	0.17	(7.51)
Total from investment operations	$2.96		$2.35	$0.63	$3.22	$0.13	$(7.60)
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.08)	$(0.01)	$—	$—	$—
Net asset value, end of period (x)	$21.28		$18.40	$16.13	$15.51	$12.29	$12.16
Total return (%) (r)(s)(t)(x)	16.18	(n)	14.63	4.09	26.20	1.07	(38.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.09	2.07	2.12	2.12	2.03
Expenses after expense reductions (f)	2.06	(a)	2.09	2.07	2.12	2.10	2.03
Net investment income (loss)	0.86	(a)	0.06	0.49	(0.16)	(0.39)	(0.53)
Portfolio turnover	66	(n)	123	154	191	211	196
Net assets at end of period (000 omitted)	$33,405		$31,014	$32,005	$34,189	$46,261	$61,857

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class I			2012	2011 (i)

Net asset value, beginning of period	$19.05		$16.72	$17.79
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.17	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.97		2.42	(1.12	)(g)
Total from investment operations	$3.15		$2.59	$(1.07)
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.26)	$—
Net asset value, end of period (x)	$21.92		$19.05	$16.72
Total return (%) (r)(s)(x)	16.74	(n)	15.79	(6.01	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.08	0.99	(a)
Expenses after expense reductions (f)	1.06	(a)	1.08	0.99	(a)
Net investment income	1.80	(a)	0.97	0.46	(a)
Portfolio turnover	66	(n)	123	154
Net assets at end of period (000 omitted)	$18,737		$14,921	$7,440

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R1			2012	2011	2010	2009	2008 (i)

Net asset value, beginning of period	$18.36		$16.11	$15.51	$12.29	$12.16	$18.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.01	$0.08	$(0.02)	$(0.05)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.88		2.33	0.55	3.24	0.18	(6.12	)(g)
Total from investment operations	$2.95		$2.34	$0.63	$3.22	$0.13	$(6.16)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.09)	$(0.03)	$—	$—	$—
Net asset value, end of period (x)	$21.21		$18.36	$16.11	$15.51	$12.29	$12.16
Total return (%) (r)(s)(x)	16.15	(n)	14.66	4.08	26.20	1.07	(33.62	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.09	2.06	2.12	2.12	2.03	(a)
Expenses after expense reductions (f)	2.06	(a)	2.09	2.06	2.12	2.10	2.03	(a)
Net investment income (loss)	0.72	(a)	0.06	0.47	(0.15)	(0.41)	(0.48	)(a)
Portfolio turnover	66	(n)	123	154	191	211	196
Net assets at end of period (000 omitted)	$162		$101	$92	$85	$67	$66

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R2			2012	2011	2010	2009	2008 (i)

Net asset value, beginning of period	$18.56		$16.30	$15.67	$12.38	$12.19	$18.32
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.10	$0.16	$0.05	$0.01	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	2.90		2.34	0.57	3.27	0.18	(6.13	)(g)
Total from investment operations	$3.03		$2.44	$0.73	$3.32	$0.19	$(6.13)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.18)	$(0.10)	$(0.03)	$—	$—
Net asset value, end of period (x)	$21.40		$18.56	$16.30	$15.67	$12.38	$12.19
Total return (%) (r)(s)(x)	16.48	(n)	15.16	4.67	26.82	1.56	(33.46	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.59	1.56	1.62	1.62	1.53	(a)
Expenses after expense reductions (f)	1.56	(a)	1.59	1.56	1.62	1.60	1.52	(a)
Net investment income	1.33	(a)	0.55	0.94	0.35	0.08	0.02	(a)
Portfolio turnover	66	(n)	123	154	191	211	196
Net assets at end of period (000 omitted)	$141		$117	$99	$86	$68	$67

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R3			2012	2011	2010	2009	2008 (i)

Net asset value, beginning of period	$18.96		$16.65	$15.99	$12.63	$12.41	$18.62
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.14	$0.20	$0.08	$0.04	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.98		2.39	0.60	3.33	0.18	(6.23	)(g)
Total from investment operations	$3.11		$2.53	$0.80	$3.41	$0.22	$(6.21)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.22)	$(0.14)	$(0.05)	$—	$—
Net asset value, end of period (x)	$21.84		$18.96	$16.65	$15.99	$12.63	$12.41
Total return (%) (r)(s)(x)	16.61	(n)	15.44	4.98	27.11	1.77	(33.35	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.34	1.31	1.37	1.37	1.27	(a)
Expenses after expense reductions (f)	1.31	(a)	1.34	1.31	1.37	1.35	1.27	(a)
Net investment income	1.28	(a)	0.80	1.20	0.60	0.33	0.28	(a)
Portfolio turnover	66	(n)	123	154	191	211	196
Net assets at end of period (000 omitted)	$341		$120	$102	$86	$68	$67

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R4			2012	2011	2010	2009	2008 (i)

Net asset value, beginning of period	$19.05		$16.73	$16.07	$12.68	$12.43	$18.62
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.18	$0.25	$0.10	$0.07	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	2.97		2.40	0.58	3.37	0.18	(6.23	)(g)
Total from investment operations	$3.15		$2.58	$0.83	$3.47	$0.25	$(6.19)
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.26)	$(0.17)	$(0.08)	$—	$—
Net asset value, end of period (x)	$21.92		$19.05	$16.73	$16.07	$12.68	$12.43
Total return (%) (r)(s)(x)	16.75	(n)	15.72	5.18	27.52	2.01	(33.24	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.09	1.07	1.10	1.12	1.03	(a)
Expenses after expense reductions (f)	1.06	(a)	1.09	1.07	1.10	1.11	1.03	(a)
Net investment income	1.80	(a)	1.04	1.48	0.73	0.57	0.57	(a)
Portfolio turnover	66	(n)	123	154	191	211	196
Net assets at end of period (000 omitted)	$7,543		$5,764	$4,985	$4,886	$1,258	$1,069

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R5 (y)			2012	2011	2010	2009	2008 (i)

Net asset value, beginning of period	$19.07		$16.70	$16.04	$12.67	$12.42	$17.96
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.21	$0.23	$0.10	$0.05	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	3.02		2.37	0.59	3.35	0.20	(5.57	)(g)
Total from investment operations	$3.21		$2.58	$0.82	$3.45	$0.25	$(5.54)
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.21)	$(0.16)	$(0.08)	$—	$—
Net asset value, end of period (x)	$22.26		$19.07	$16.70	$16.04	$12.67	$12.42
Total return (%) (r)(s)(x)	16.86	(n)	15.68	5.10	27.34	2.01	(30.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.22	1.16	1.22	1.20	1.13	(a)
Expenses after expense reductions (f)	0.98	(a)	1.22	1.16	1.22	1.19	1.12	(a)
Net investment income	1.93	(a)	1.19	1.32	0.72	0.36	0.30	(a)
Portfolio turnover	66	(n)	123	154	191	211	196
Net assets at end of period (000 omitted)	$129		$110	$5,556	$13,324	$15,824	$1,430

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, February 28, 2011, (Class I), March 3, 2008 (Class R5), and May 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements, please see Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Equity Opportunities Fund (the fund) is a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to

Notes to Financial Statements (unaudited) – continued

the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$169,991,811	$—	$—	$169,991,811
Mutual Funds	4,139,563	—	—	4,139,563
Total Investments	$174,131,374	$—	$—	$174,131,374

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. Collateral for securities loaned is held at carrying value, which approximates fair value. If the collateral for securities loaned was carried at fair value, its fair value would be considered level 2 under the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended October 31, 2012, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/12
Ordinary income (including any short-term capital gains)	$1,580,018

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/13
Cost of investments	$147,724,356
Gross appreciation	28,496,771
Gross depreciation	(2,089,753)
Net unrealized appreciation (depreciation)	$26,407,018

As of 10/31/12
Undistributed ordinary income	847,083
Capital loss carryforwards	(106,957,573)
Net unrealized appreciation (depreciation)	12,426,529

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements (unaudited) – continued

As of October 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/16	$(33,646,696)
10/31/17	(73,310,877)
Total	$(106,957,573)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/13	Year ended 10/31/12
Class A	$1,024,507	$1,139,585
Class B	44,661	46,998
Class C	136,433	146,868
Class I	206,048	99,978
Class R1	547	532
Class R2	1,199	1,072
Class R3	1,473	1,334
Class R4	85,018	76,563
Class R5	129	67,088
Total	$1,500,015	$1,580,018

On May 30, 2012, Class W shares were redesignated Class R5. See Note 5 for additional information.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Next $2.5 billion of average daily net assets	0.60%
Average daily net assets in excess of $5 billion	0.50%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through April 30, 2013, this management fee reduction amounted to $74, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the

Notes to Financial Statements (unaudited) – continued

six months ended April 30, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.40%	2.15%	2.15%	1.15%	2.15%	1.65%	1.40%	1.15%	1.09%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2014. For the six months ended April 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $13,274 for the six months ended April 30, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$113,181
Class B	0.75%	0.25%	1.00%	1.00%	50,543
Class C	0.75%	0.25%	1.00%	1.00%	155,263
Class R1	0.75%	0.25%	1.00%	1.00%	637
Class R2	0.25%	0.25%	0.50%	0.50%	314
Class R3	—	0.25%	0.25%	0.25%	189
Total Distribution and Service Fees					$320,127

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased

Notes to Financial Statements (unaudited) – continued

prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2013, were as follows:

Amount
Class A	$5,623
Class B	10,298
Class C	154

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2013, the fee was $23,683, which equated to 0.0306% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $88,806.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.0198% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $523 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $204, which is shown as a reduction of total expenses in the

Notes to Financial Statements (unaudited) – continued

Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 31, 2012, MFS purchased 5,770 shares of Class R5 for an aggregate amount of $100,000.

At April 30, 2013, MFS held 72%, 85% and 100% of the outstanding shares of Class R1, Class R2, and Class R5, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $102,756,609 and $104,203,955, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/13		Year ended 10/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	527,460	$10,696,114	852,116	$15,141,159
Class B	17,782	348,199	37,749	650,828
Class C	73,696	1,443,662	111,348	1,912,365
Class I	251,479	5,139,702	701,692	12,843,723
Class R1	2,115	41,522	12	214
Class R2	186	3,540	194	3,351
Class R3	9,192	192,617	142	2,497
Class R4	44,480	907,863	54,995	1,004,511
Class R5	—	—	18,578	323,165
	926,390	$18,773,219	1,776,826	$31,881,813

Shares issued to shareholders in reinvestment of distributions
Class A	49,418	$932,045	64,688	$1,023,368
Class B	2,101	38,609	2,496	38,490
Class C	5,564	102,319	6,809	105,065
Class I	7,833	147,803	317	5,027
Class R1	30	547	35	532
Class R2	65	1,199	69	1,072
Class R3	78	1,473	84	1,334
Class R4	4,503	85,018	4,834	76,563
Class R5	7	129	4,005	63,519
	69,599	$1,309,142	83,337	$1,314,970

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/13		Year ended 10/31/12
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(554,335)	$(11,039,795)	(1,835,646)	$(32,762,705)
Class B	(64,811)	(1,262,415)	(139,586)	(2,393,855)
Class C	(195,194)	(3,752,271)	(416,153)	(7,165,752)
Class I	(187,951)	(3,784,377)	(363,605)	(6,420,118)
Class R1	(1)	(23)	(236)	(4,110)
Class R2	(1)	(15)	(18)	(330)
Class R3	—	(3)	—	—
Class R4	(7,478)	(158,352)	(55,268)	(1,000,788)
Class R5	—	—	(349,514)	(6,249,480)
	(1,009,771)	$(19,997,251)	(3,160,026)	$(55,997,138)

Net change
Class A	22,543	$588,364	(918,842)	$(16,598,178)
Class B	(44,928)	(875,607)	(99,341)	(1,704,537)
Class C	(115,934)	(2,206,290)	(297,996)	(5,148,322)
Class I	71,361	1,503,128	338,404	6,428,632
Class R1	2,144	42,046	(189)	(3,364)
Class R2	250	4,724	245	4,093
Class R3	9,270	194,087	226	3,831
Class R4	41,505	834,529	4,561	80,286
Class R5	7	129	(326,931)	(5,862,796)
	(13,782)	$85,110	(1,299,863)	$(22,800,355)

Redesignation of Class W to Class R5 – On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements

Notes to Financial Statements (unaudited) – continued

with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2013, the fund’s commitment fee and interest expense were $450 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	807,942	14,323,509	(13,546,329)	1,585,122

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$940	$1,585,122

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2013

*	Print name and title of each signing officer under his or her signature.